Promissory Note	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Promissory Note [Abstract]
PROMISSORY NOTE

NOTE 7 — PROMISSORY NOTE

In March 2015, the Company issued a promissory note of $1,400,000 to Neurodyn Life Sciences Inc (“NLS”), a related party through a common director, for the acquisition of the ALPHA-1062 Technology (“NLS Promissory Note”) (Note 10).

On March 6, 2023, the Company and NLS agreed to an amendment to the promissory note pursuant to which the interest rate was increased from 2% to 5.5% and the maturity date was extended from December 31, 2022, to July 15, 2024. The amended agreement was effective March 1, 2023, and requires interest only payments until maturity. In addition, the amendment now incorporates both Alpha Cognition Inc. and Alpha Cognition Canada, Inc. under the Memogain Technology License Agreement and added clarity to certain terms and definitions under the license agreement. The Company evaluated the amended agreement under ASC 470 and determined that the amendment should be accounted for as a debt modification prospectively. The Company accounted for this transaction as a debt modification and did not record any gain or loss relating to the modification. The debt modification did not meet the greater than ten percent test and was deemed not substantial.

As of September 30, 2024, and December 31, 2023, the principal balance outstanding on the promissory note was $1,211,463. During the nine months ended September 30, 2024, and 2023, the Company recorded interest expense and amortization of the premium, included in accretion expense, of $59,129 and $42,982, respectively.

Effective April 1, 2024, the Company and NLS agreed to another amendment to the promissory note pursuant to which the interest rate was increased from 5.5% to 7% and the maturity date was extended from July 15, 2024, to July 15, 2025. Additionally, $300,000 will be due on December 31, 2024, with the remaining principal balance due at maturity with certain events triggering the balance to be repayable on demand. Such events include (1) being in breach of the Memogain License Agreements (Note 11); (2) failure to make payments when due; (3) entering into a technology license or merger and acquisition transaction having a value in excess of USD $40,000,000; and (4) completing a financing, excluding any initial NASDAQ uplisting, having a value in excess of USD $40,000,000 (see Note 17 (b)). The Company evaluated the amended agreement under ASC 470 and determined that the amendment should be accounted for as a debt modification prospectively. The Company accounted for this transaction as a debt modification and did not record any gain or loss relating to the modification. The debt modification did not meet the greater than ten percent test and was deemed not substantial.

NOTE 7 — PROMISSORY NOTE

In March 2015, the Company issued a promissory note of $1,400,000 to Neurodyn Life Sciences Inc (“NLS”), a related party through a common director, for the acquisition of the ALPHA-1062 Technology (“NLS Promissory Note”) (Note 10).

On March 6, 2023, the Company and NLS agreed to an amendment to the promissory note pursuant to which the interest rate was increased from 2% to 5.5% and the maturity date was extended from December 31, 2022 to July 15, 2024. The amended agreement was effective March 1, 2023, and requires interest only payments until maturity. In addition, the amendment now incorporates both Alpha Cognition Inc. and Alpha Cognition Canada, Inc. under the Memogain Technology License Agreement and added clarity to certain terms and definitions under the license agreement. The Company evaluated the amended agreement under ASC 470 and determined that the amendment should be accounted for as a debt modification prospectively. The Company accounted for this transaction as a debt modification and did not record any gain or loss relating to the modification. The debt modification did not meet the greater than ten percent test and was deemed not substantial.

As at December 31, 2023 and 2022, the principal balance outstanding on the promissory note was $1,211,463. During the years ended December 31, 2023 and 2022, the Company recorded interest expense and amortization of the premium, included in accretion expense, of $59,777 and $48,502, respectively.

Effective April 1, 2024, the Company and NLS agreed to another amendment to the promissory note pursuant to which the interest rate was increased from 5.5% to 7% and the maturity date was extended from July 15, 2024 to July 15, 2025.